Intangible Assets - Aggregate Amortizations (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INTANGIBLE ASSETS [Abstract]
2018	$ 3,748
2019	1,166
2020	1,166
2021	1,166
2022 and thereafter	834
Total	$ 8,080	$ 18,952	$ 55,339